Significant accounting policies - Statement of operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Significant accounting policies
Net loss			$ (15,671)	$ (15,671)
HORIZON SPACE ACQUISITION II CORP
Significant accounting policies
Net loss	$ (29,122)	$ 472,592			$ 1,809,006	$ 142,877
Initial accretion of carrying value to redemption value						(2,710,683)
Accretion of carrying value to redemption value	(435,783)	(726,071)			(3,579,530)	(344,530)
Net loss including accretion of carrying value of redemption value	$ (464,905)	$ (253,479)			$ (1,770,524)	$ (2,912,336)